Stockholders' Equity	12 Months Ended
Mar. 31, 2016
Equity [Abstract]
Stockholders' Equity

Note 10. Stockholders’ Equity

On April 15, 2015, the Company authorized the execution and filing of Amended and Restated Articles of Incorporation with the Nevada Secretary of State, which among other things, authorized the increase number of authorized shares of capital stock from 75,000,000 shares of Common Stock to 310,000,000 total shares consisting of (a) 300,000,000 shares of par value $0.001 Common Stock and (b) 10,000,000 of $0.001 par value "blank check" preferred stock. As of March 31, 2016 and 2015, there were no shares of preferred stock issued and outstanding.

As a result of the Merger, an aggregate of 5,500,006 shares of the Company’s Common Stock were issued to the holders of Akoustis Inc. stock.

In connection with the a Split-Off Agreement, the Company transferred all pre-Merger assets and liabilities to the Company’s pre-Merger majority stockholder, in exchange for the surrender by him and cancellation of 9,854,019 shares of the Company’s Common Stock. These cancelled shares resumed the status of authorized but unissued shares of the Company’s Common Stock. The remaining shareholders of the Company owned 3,000,005 shares of Common Stock shown as a recapitalization on the Consolidated Statement of Stockholders’ Equity.

On May 22, 2015, the Company issued 100,000 shares of Common Stock for professional services provided. These shares were expensed in the Consolidated Statement of Operations for the grant date fair value of $150,000.

During December 2015, 230,000 restricted shares were granted to two consultants pursuant to a one-year investor relations agreement with a fair value of $485,300 at March 31, 2016. The restricted shares will vest over the life of the consulting agreement. The Company has recorded $136,603 and $0 in stock–based compensation expense for the year ended March 31, 2016 and the period from May 12, 2014 (inception) through March 31, 2015, respectively, for the shares that have vested, which is a component of general and administrative expenses in the Consolidated Statement of Operations. As of March 31, 2016 and 2015, the Company had $348,697 and $0, respectively, in unrecognized stock based compensation expense related to the unvested shares.

In March 2016, the above consulting agreements originally executed in December 2015 were amended so that the consultants would receive shares of Common Stock over the remaining term of the agreement in lieu of the monthly cash retainer.  Pursuant to the amended agreement, the Company granted 60,000 restricted shares to the two consultants with a fair value of $126,600 at March 31, 2016. The restricted shares will vest over the remaining life of the consulting agreement. The Company has recorded $12,133 and $0 in stock–based compensation expense for the year ended March 31, 2016 and the period from May 12, 2014 (inception) through March 31, 2015, respectively, for the shares that have vested, which is a component of general and administrative expenses in the Consolidated Statement of Operations. As of March 31, 2016 and 2015, the Company had $114,467 and $0, respectively, in unrecognized stock based compensation expense related to the unvested shares.

As further discussed in Note 1, the Company issued 3,362,104 shares of Common Stock in connection with the private placement in May and June 2015.

Also as further discussed in Note 1, the Company held a preliminary closing of the 2016 Offer in which we sold 494,125 shares of our Common Stock at a fixed purchase price of $1.60 per share (the “2016 Offering Price”), for aggregate gross proceeds of $790,600 before deducting expenses of $20,913.

As of March 31, 2016 and 2015, the Company had 13,615,440 and 5,493,200 common shares issued and outstanding, respectively.

Stock incentive plan

On May 22, 2015, the Board of Directors adopted, and on the same date the stockholders approved, the 2015 Plan, which reserves a total of 1,200,000 shares of Common Stock for issuance under the 2015 Plan. The 2015 Plan authorizes the grant to participants of nonqualified stock options, incentive stock options, restricted stock awards, restricted stock units, performance grants. The Company agreed not to grant awards under the 2015 Plan for more than 600,000 shares of Common Stock during the first year following the closing of the Merger. If an incentive award granted under the 2015 Plan expires, terminates, is unexercised or is forfeited, or if any shares are surrendered to the Company in connection with an incentive award, the shares subject to such award and the surrendered shares will become available for further awards under the 2015 Plan.

In addition, the number of shares of our Common Stock subject to the 2015 Plan, any number of shares subject to any numerical limit in the 2015 Plan, and the number of shares and terms of any incentive award are expected to be adjusted in the event of any change in our outstanding Common Stock by reason of any stock dividend, spin-off, split-up, stock split, reverse stock split, recapitalization, reclassification, merger, consolidation, liquidation, business combination or exchange of shares or similar transaction.

Options granted under the Plan vest as determined by the Company’s board of directors and expire over varying terms, but not more than seven years from date of grant. In the case of an Incentive Stock Option that is granted to a 10% shareholder on the date of grant, such Option shall not be exercisable after the expiration of five years from the date of grant. During the year ended March 31, 2016, 160,000 options were issued to four non-employee directors.

The fair values of the Company’s options were estimated at the dates of grant using a Black-Scholes option pricing model with the following weighted average assumptions:

For the Year Ended
March 31, 2016
Expected term (years)	6.25
Risk-free interest rate	1.29%
Volatility	47%
Dividend yield	0%

Expected term: The Company’s expected term is based on the period the options are expected to remain outstanding. The Company estimated this amount utilizing the “Simplified Method” in that the Company does not have sufficient historical experience to provide a reasonable basis to estimate an expected term.

Risk-free interest rate: The Company uses the risk-free interest rate of a U.S. Treasury Note with a similar term on the date of the grant.

Volatility: The Company calculates the expected volatility of the stock price based on the corresponding volatility of the Company’s peer group stock price for a period consistent with the options’ expected term.

Dividend yield: The Company uses a 0% expected dividend yield as the Company has not paid dividends to date and does not anticipate declaring dividends in the near future.

The following is a summary of the option activity:

	Options	Weighted Average Exercise Price

Outstanding – April 1, 2015	—	$—
Exercisable –April 1, 2015	—	—
Granted	160,000	1.50
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding – March 31, 2016	160,000	$1.50
Exercisable – March 31, 2016	—	$—

As of March 31, 2016, the total intrinsic value of options outstanding and exercisable was $97,600 and $0, respectively. As of March 31, 2016, the Company has $87,696 in unrecognized stock based compensation expense attributable to the outstanding options which will be amortized over a period of 3.14 years.

For the year ended March 31, 2016 and the period May 12, 2014 (Inception) through March 31, 2015, the Company recorded $24,028 and $0, respectively, in stock-based compensation related to stock options which is reflected in the consolidated statements of operations.

Issuance of restricted shares – employees and consultants

Restricted stock awards are considered outstanding at the time of execution by the Company and the recipient of a restricted stock agreement, as the stock award holders are entitled to dividend and voting rights. At the end of fiscal 2016, the number of shares granted for which the restrictions have not lapsed was 463,841 shares.

Restricted shares are valued using the share price on the date of most recent equity raise or the value of the services performed, whichever is more readily determinable. The grant date fair value of the award is recorded as share–based compensation expense over the respective restriction period. Any portion of the grant awarded to consultants as to which the repurchase option has not lapsed is accrued on the Balance Sheet as a component of accounts payable and accrued expenses. As of March 31, 2016 and 2015, the accrued stock-based compensation was $106,902 and $5,857, respectively. The Company has the right to repurchase some or all of such shares upon termination of the individual’s service with the Company, whether voluntary or involuntary, for 60 months from the date of termination (“repurchase option”). The shares as to which the repurchase option has not lapsed are subject to forfeiture upon termination of consulting and employment agreements.

During the year ended March 31, 2016, the Company amended the original restricted stock agreement for certain award recipients. According to the amendment, 75% of the shares as to which the repurchase option had not lapsed as of September 30, 2015, shall be released from the repurchase option on the third anniversary of the original effective date of the agreement. The remaining 25% of the shares shall be released from the repurchase option on the fourth anniversary of the original effective date.

The following is a summary of restricted shares:

				Stock-based Compensation Expense
					For the Period from
				For the Year Ended	May 12, 2014 (Inception) through	Unrecognized Compensation
Grant Date	Shares Issued	Fair Value	Shares Vested	March 31, 2016	March 31, 2015	March 31, 2016	March 31, 2015
June 2014	307,876	$381,779	96,211	$115,045	$3,916	$262,818	$269,134
July 2014	32,408	2,090	9,452	486	363	1,241	1,727
August 2014	81,020	169,986	21,943	41,687	807	127,492	119,756
September 2014	129,633	74,339	32,408	19,981	1,133	53,225	53,437
March 2015	72,918	153,663	-	24,444	-	129,219	109,184
June 2015	293,000	439,500	-	84,839	-	354,661	-
November 2015	36,200	54,300	-	7,993	-	46,307	-
December 2015	300,000	590,300	-	151,179	-	439,121	-
January 2016	40,000	68,000	-	7,829	-	60,171	-
March 2016	60,000	126,600	-	12,133	-	114,467	-

	1,353,055	$2,060,557	160,014	$465,616	$6,219	$1,588,722	$553,238